Thornburg Limited Term Income Funds
Semiannual Report
March 31, 2001

Thornburg Limited Term Income Funds
All data as of 3.31.01

Thornburg Limited Term Income Fund
                              A Shares          C Shares         I Shares
SEC Yield ............           5.16%             4.83%            5.55%
NAV ..................      $   12.31         $   12.28           $ 12.31
Max. Offering Price ..      $   12.50         $   12.28           $ 12.50

(Annual Average - After Subtracting Maximum Sales Charge)
                             A Shares           C Shares         I Shares
One Year                       9.51%             10.74%      One year  11.51%
Five Year .........            6.33%              6.22%     Three Year  6.36%
Since Inception ...            6.18%              6.33%   since incept  7.17%
Inception Date             (10.1.1992)         (9.1.1994)          (7.5.1996)

Thornburg Limited Term U.S. Government Fund*
                        A Shares C Shares    I Shares
SEC Yield .........        5.30%     4.82%     5.77%
NAV ...............   $   12.48 $   12.55    $12.48
Max. Offering Price   $   12.67 $   12.55    $12.67
(Annual Average - After Subtracting Maximum Sales Charge)

                        A Shares   C Shares                     I Shares
One Year                 9.68%       10.94%           One Year    11.68%
Five Year ........       5.77%        5.66%         Three Year     6.37%
Ten Year                 6.28%         N/A        Since Incept.    6.85%
Since Inception ..       6.82%        5.97%                    (7.5.1996)
Inception Date       (11.16.1987)   (9.1.1994)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six month period ending March 31, 2001. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.50. If you were invested for the entire period, you received dividends of 37.4 cents per share. If you reinvested your dividends, you received 37.9 cents per share. Investors who owned C shares received 34.9 and 35.3 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.48. If you were invested for the entire period, you received dividends of 34.3 cents per share. If you reinvested your dividends, you received 34.7 cents per share. Investors who owned C shares received 31.8 and 32.2 cents per share, respectively. The net asset value of the I shares of the of the Thornburg Limited Term Income Fund ended the period at $ 11.79. If you were invested for the entire period, you received dividends of 43.4 cents per share. If you reinvested your dividends, you received 43.9 cents per share. The net asset value of the I shares of the Thornburg Limited Term US Government Fund ended the period at $11.86. If you were invested for the entire period, you received dividends of 35.7 cents per share. If you reinvested your dividends, you received 36.1 cents per share. Please read the accompanying exhibits for more detailed information and history.

Interest rates on U.S. Treasuries have continued to fall over the last 6 months, with shorter maturity rates dropping more than longer maturity rates. As the Treasury yield curve reverts to a positive slope, the best spot to be on a total return basis is normally in short-to-intermediate maturities. Generally, the curve steepens by the market lowering yields on short maturity bonds and keeping longer maturity bonds yielding approximately the same. The U.S. Treasury yield curve is positively sloped now as the market looks for growth to pick up later this year. The corporate bond yield curve never did invert, leading some to believe that the U.S. economy would avoid a recession. With the preliminary first quarter GDP report showing 2.0% growth, it seems that the corporate market was correct. Perhaps the worst is behind us and we can avoid a recession. Consumers are still reasonably confident and still buying houses, cars, et al. The quality spreads on corporate bonds (the amount of extra yield versus Treasury notes) are now starting to contract from their wide levels of the last fall and the last two years.

Even though the equity stock markets have rallied off of the lows, an exposure to bonds is probably a prudent investment course at this time. At the least, the recent volatility in the stock markets should cause investors to reevaluate their exposure in equities. Even the most aggressive asset allocation model has a portion of the portfolio invested in bonds. Bonds should be an integral part of any investment portfolio.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts that show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.

On a different note, the Wall Street Journal recently announced that they would no longer list over 3,100 mutual funds as of April 30, 2001. This change will effect the listing of the Thornburg Limited Term Income Fund "A" Shares, in the printed edition of the Wall Street Journal. The daily NAV will continue to be listed in the online edition (www.wsj.com) and in the Monthly, Quarterly and Yearly Mutual Fund Sections. We would like to suggest that you visit our
Website: www.thornburg.com, which is available 24 hours a day, 7 days a week. There, you can look up lots of useful information, including the net asset value of each class of shares of all Thornburg Funds.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.




Steven J. Bohlin
Managing Director

Statements of assets and liabilities
Thornburg Investment Trust
March 31, 2001
(unaudited)
                                         Limited Term U.S.         Limited Term
                                          Government Fund           Income Fund
ASSETS ................
Investments at value (cost $99,467,496
and $59,810,316, respectively) ...           $102,860,868        $ 62,201,335
Cash .....................................        208,324              87,403
Receivable for investments sold ..........              0             165,042
Principal receivable .....................         50,836               7,259
Receivable for fund shares sold ..........        468,290             737,158
Interest receivable ......................      1,051,650           1,101,623
Prepaid expenses and other assets ........         23,958              19,457
        Total Assets .....................    104,663,926          64,319,277

LIABILITIES
Payable for
securities purchased .....................      3,646,605             792,345
Payable for fund shares redeemed .........         67,190              28,426
Accounts payable and accrued expenses ....         34,795             232,669
Payable to investment advisors (Note 3) ..         41,905              23,471
Dividends payable ........................        120,242             101,809
        Total Liabilities ...............       3,910,737           1,178,720

NET ASSETS .                                 $100,753,189        $ 63,140,557

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($88,691,927 and $39,266,995 applicable to 7,108,702 and 3,190,330 shares
of beneficial interest outstanding - Note 4)  $     12.48   $         12.31
Maximum sales charge, 1.50% of offering price
(1.52% of net asset value per share)                 0.19              0.19

Maximum Offering Price Per Share ..........   $     12.67   $         12.50

Class C Shares:
Net asset value and offering price per share ($8,110,782
and $8,431,750 applicable to 646,210 and 686,417 shares of
beneficia interest outstanding - Note 4)      $     12.55   $         12.28


Class I Shares:
Net asset value and offering price per share ($3,950,480 and
$15,441,812 applicable to 316,710 and 1,254,566 shares of
 beneficial interest outstanding - Note 4)   $      12.47   $         12.31

See notes to financial statements. *
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

Statements of operations

                                             Limited Term U.S.     Limited Term
                                              Government Fund       Income Fund

INVESTMENT INCOME:

Interest income (net of premium amortized of $130,603
and $37,202, respectively)                          3,189,005    $ 1,984,340

EXPENSES:
Investment advisory fees (Note 3) .............       181,577        137,779
Administration fees (Note 3)
      Class A Shares ..........................        54,542         20,881
      Class C Shares ..........................         3,563          4,744
      Class I Shares ..........................           968          3,528
Distribution and service fees (Note 3)
      Class A Shares ..........................       108,349         39,257
      Class C Shares ..........................        28,565         38,066
Transfer agent fees ...........................        63,501         38,673
Custodian fees ................................        29,275         27,300
Registration and filing fees ..................        19,489         19,348
Professional fees .............................         5,255          3,463
Accounting fees ...............................         3,723          2,249
Trustee fees ..................................         1,183            636
Interest ......................................         4,237          4,110
Other expenses ................................         7,645         11,198
             Total Expenses ...................       511,872        351,232
Less:
 Expenses reimbursed by investment advisor (Note 3) . (14,116)       (64,278)
 Distribution fees waived on Class C Shares (Note 3)  (14,313)       (19,087)

             Net Expenses ...........................  483,443        267,867

             Net Investment Income ................. 2,705,562      1,716,473


REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized gain (loss) on:
      Investments ........ ....................         6,521         (1,324)
      Foreign currency transactions  ..........             0           (645)
                                                        6,521         (1,969)
Net change in unrealized appreciation (depreciation) on:
      Investments .............................     3,517,473      1,887,223
      Foreign currency transactions ...........             0           (491)
                                                    3,517,473      1,886,732
             Net Realized and Unrealized
             Gain on Investments ..............     3,523,994      1,884,763

             Net Increase in Net Assets Resulting
             From Operations ..................   $ 6,229,556    $ 3,601,236

See notes to financial statements

Statements of changes in net assets
Thornburg Limited Term U.S. Government Fund

                                                 Six Months Ended   Year Ended
                                                 March 31, 2001   September 30,
                                                                      2000
INVESTMENT INCOME:
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                          $    2,705,562   $    6,169,247
Net realized gain (loss) on investments sold            6,521       (1,178,167)
Increase in unrealized appreciation of investments  3,517,473          521,299

    Net Increase in Net Assets Resulting
    from Operations                                 6,229,556        5,512,379

DIVIDENDS TO SHAREHOLDERS:
From net investment income
      Class A Shares                              (2,444,175)       (5,574,680)
      Class C Shares                                (145,287)         (319,215)
      Class I Shares                                (116,099)         (275,352)


FUND SHARE TRANSACTIONS (Note 4):
      Class A Shares                              (2,101,799)      (25,042,195)
      Class C Shares                               2,806,550        (2,362,598)
      Class I Shares                                  (8,923)       (1,749,026)

  Net Increase (Decrease) in Net Assets            4,219,823       (29,810,687)

NET ASSETS:
      Beginning of period                         96,533,366       126,344,053

      End of period        $                     100,753,189  $     96,533,366


See notes to financial statements.

Statements of changes in net assets
Thornburg  Limited Term Income Fund

                                                 Six Months Ended   Year Ended
                                                 March 31, 2001   September 30,
                                                                      2000
INVESTMENT INCOME:
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $   1,716,473  $   3,323,299
Net realized loss on investments sold                    (1,969)    (1,137,087)
Increase in unrealized appreciation of investments     1,886,732       842,198

Net Increase in Net Assets Resulting from Operations   3,601,236     3,028,410

DIVIDENDS TO SHAREHOLDERS: ..................................
From net investment income
      Class A Shares ............................     (1,037,661)   (2,163,144)
      Class C Shares ............................       (219,942)     (428,600)
      Class I Shares ............................       (459,104)     (731,255)

FUND SHARE TRANSACTIONS (Note 4):
      Class A Shares ............................      6,621,330    (9,280,093)
      Class C Shares ............................        896,827      (224,076)
      Class I Shares ............................      2,851,528     2,180,207

      Net Increase (Decrease) in Net Assets .....     12,254,214    (7,618,551)

NET ASSETS:
      Beginning of period .......................     50,886,343     58,504,894

      End of period ............................    $ 63,140,557   $ 50,886,343

See notes to financial statements

Notes to financial statements

NOTE 1 - ORGANIZATION
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.
The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.
Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency
Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE 3- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six months ended March 31, 2001, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the six months ended March 31, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $14,116 and $64,278 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ended March 31, 2001, the Distributor earned commissions aggregating $39 and $454 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $172 and $5 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.
The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans and the amount waived for the six months ended March 31, 2001 are set forth in the statement of operations.
Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4- Shares of Beneficial Interest At March 31, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $105,479,958 and $63,280,706 for the Government Fund and Income Fund, respectively. Transactions in shares of beneficial interest were as follows:

Government Fund


                                   Six Months Ended          Year Ended
                                    March 31, 2001        September 30, 2000

Class A Shares                       Share     Amount      Share       Amount

Shares sold ....................    764,604  $ 9,403,660   852,938 $ 10,167,674
Shares issued to shareholders in
    reinvestment of dividends       138,142   1,698,481    327,157    3,888,919
Shares repurchased ...........   (1,075,294) (13,203,940)(3,289,725)(39,098,788)

Net Decrease ..............        (172,548)$(2,101,799)(2,109,630)$(25,042,195)

Class C Shares
Shares sold ..............          250,523  $3,125,018     72,231   $  862,807
Shares issued to shareholders in
    reinvestment of dividends ..      9,484    117,425      21,921      261,900
Shares repurchased .............    (35,298)  (435,893)   (292,951)  (3,487,305)

Net Increase (Decrease) ....        224,709 $2,806,550 $  (198,799)  (2,362,598)

Class I Shares

Shares sold ...................     16,037 $  198,077       38,291 $    455,521
Shares issued to shareholders in
    reinvestment of dividends .      8,664    106,546       21,760      258,556
Shares repurchased .............   (25,465)  (435,893)    (208,404)  (2,463,103)

Net Decrease ...................      (764)$   (8,923)    (148,353) $(1,749,026)

Income Fund



                                                Six Months Ended            Year Ended
                                              March 31, 2001             September 30, 2000

Class A Shares                           Share          Amount           Share          Amount

Shares sold ....................        912,740    $ 11,066,691          400,931   $  4,721,690
Shares issued to shareholders in
    reinvestment of dividends ..         54,286         658,054          118,550      1,394,917
Shares repurchased .............       (426,675)     (5,103,415)     (1,309,702)    (15,396,700)

Net Increase (Decrease) ........        540,351 $     6,621,330        (790,221)   $ (9,280,093)

Class C Shares

Shares sold ....................        133,962    $  1,622,804          119,130   $  1,401,747
Shares issued to shareholders in
    reinvestment of dividends ..         14,231         172,028           28,291        332,471
Shares repurchased .............        (74,344)       (898,005)       (167,088)     (1,958,294)

Net Increase (Decrease) ........         73,849    $    896,827         (19,667) $     (224,076)

Class I Shares

Shares sold ....................        307,782    $  3,691,664          384,932   $  4,537,152
Shares issued to shareholders in
    reinvestment of dividends ..         29,179         353,584           46,903        551,946
Shares repurchased .............        (99,086)     (1,193,720)       (247,361)     (2,908,891)

Net Increase ...................        237,875    $  2,851,528          184,474   $  2,180,207


Note 5 - Securities Transactions
For the six months ended March 31, 2001, portfolio purchase and sale transactions (excluding short-term securities) were $14,192,856 and $3,709,280 for the Government Fund and $11,508,118 and $3,774,818 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $99,467,496 and $59,810,316 for the Government Fund and Income Fund, respectively. At March 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:
 Accumulated net realized losses from securities transactions included in net assets at March 31, 2001 aggregated $8,120,144 and $2,475,977 for the Government Fund and Income Fund, respectively. At September 30, 2000, the Government Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                       Government Fund        Income Fund
Gross unrealized appreciation                $3,418,901       $2,516,643
Gross unrealized depreciation                    25,528          125,624
Net unrealized appreciation (depreciation)   $3,393,373        $2,391,019


            Capital loss carryovers expiring in:

2003     $4,647,000
2004     2,026,000
2008     17,000
         $6,690,000

At September 30, 2000, the Income Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:

2003     $588,000
2004     226,000
2008     498,000
         $1,312,000

At September 30, 2000, the Government Fund and the Income Fund had deferred capital losses occurring subsequent to October 31, 1999 of $1,161,000 and $896,000, respectively. For tax purposes such losses will be reflected in the year ending September 30, 2001.

Financial highlights

Thornburg Limited Term U.S. Government Fund

                                      Six Months Ended                   Year Ended
                                         March 31,                    September 30,
                                           2001       2000       1999      1998       1997     1996

Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period  $   12.03  $   12.06  $   12.66  $   12.31  $   12.24  $ 12.40

Income from operations:
    Net investment income ........        0.34       0.68       0.66       0.69       0.75      0.76
    Net realized and unrealized
        gain (loss) on investments        0.45      (0.03)     (0.60)      0.35       0.07     (0.16)

Total from investment operations ..       0.79       0.65       0.06       1.04       0.82      0.60
Less dividends from:
    Net investment income .........      (0.34)     (0.68)     (0.66)     (0.69)     (0.75)    (0.76)

Change in net asset value                 0.45      (0.03)     (0.60)      0.35       0.07      (0.16)

Net asset value, end of period  ..   $   12.48  $   12.03  $   12.06  $   12.66  $   12.31  $   12.24

Total return (a) ................        6.66%      5.58%      0.48%      8.75%      6.86%      4.92%

Ratios/Supplemental Data
Ratios to average net assets:
    Net investment income                5.60%(b)    5.69%     5.33%      5.61%      6.09%      6.11%
    Expenses, after expense reductions   0.99%(b)    0.98%     0.95%      0.97%      0.97%      0.99%
    Expenses, before expense reductions  0.99%(b)    0.99%     0.95%      0.97%      0.97%      0.99%

Portfolio turnover rate                  3.78%      19.66%    19.39%     29.77%     41.10%     23.27%

Net assets at end of period (00      $  88,692   $  87,616  $113,215  $ 129,312  $ 133,711 $  139,510

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized

Thornburg Limited Term US Government Fund

Class C Shares:
Per Share Performance
for a share outstanding throughout the period)

Net asset value, beginning of period $   12.10  $   12.12   $  12.71   $  12.37   $  12.29   $  12.45

     Income from investment operations:
         Net investment income            0.32       0.63       0.60       0.64       0.70       0.71
         Net realized and unrealized
         gain (loss) in investments       0.45      (0.02)     (0.59)      0.34       0.08      (0.16)
     Total from investment operations     0.77       0.61       0.01       0.98       0.78       0.55
         Less dividends from:
         Net investment income           (0.32)     (0.63)     (0.60)    (0.64)      (0.70)     (0.71)

Change in net asset value                 0.45      (0.02)     (0.59)     0.34        0.08      (0.16)

Net asset value, end of period       $   12.55  $   12.10  $   12.12  $  12.71    $  12.37   $  12.29

Total return (a)                          6.42%     5.23%       0.13%     8.19%       6.49%     4.51%

 Ratios/Supplemental Data
   Ratios to average net assets:
   Net investment income                 5.10%(b)   5.26%       4.88%     5.16%      5.65%      5.72%
   Expenses, after expense reductions    1.40%(b)   1.40%       1.40%     1.40%      1.40%      1.39%
   Expenses, before expense reductions   2.13%(b)   2.11%       1.98%     2.20%      2.24%      2.35%

Portfolio turnover rate                  3.78%     19.66%       19.39%   29.77%     41.10%     23.27%

Net assets at end of period (000) $       8,111   $ 5,098   $   7,516 $  6,445   $  4,299   $   2,780

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.


Thornburg Limited Term U.S. Government Fund

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period  $  12.03   $   12.05     $   12.65   $   12.31    $    12.24  $   12.14

Income from investment operation
    Net investment income                 0.37        0.72          0.70        0.74          0.79       0.20
    Net realized and unrealized
        gain (loss) on investments        0.44       (0.02)        (0.60)       0.34          0.07       0.10

   Total from investment operations       0.81        0.70          0.10        1.08          0.86       0.30
Less dividends from:
    Net investment income                (0.37)      (0.72)        (0.70)      (0.74)        (0.79)     (0.20)

Change in net asset value                 0.44       (0.02)        (0.60)       0.34          0.07       0.10

Net asset value, end of period          $12.47      $12.03         $12.05    $ 12.65    $    12.31   $   12.24

Total return (a)                         6.78%       6.07%          0.82%      9.06%         7.26%       2.45%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income               5.99%(b)     6.06%          5.69%      6.01%         6.35%      6.64%(b)
    Expenses, after expense reductions  0.60%(b)     0.60%          0.60%      0.60%         0.60%      0.58%(b)
    Expenses, before expense reductions 1.21%(b)     1.08%          1.06%      1.18%         6.57%     305.74%(b)

Portfolio turnover rate                 3.78%       19.66%          19.39%     29.77%       41.10%      23.27%
Net assets at end of period (000)   $   3,950    $   3,819      $   5,612   $   2,250   $   5,263  $      9

(a)  Not annualized for periods less than one year.
(b)  Annualized.

            *Sales of Class I shares commenced on July 5, 1996.

Thornburg Limited Term Income Fund

Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period  $  11.89   $  11.93       $   12.50    $  12.37   $   12.23  $   12.11

Income from
investment operations:
    Net investment income                 0.37       0.73            0.69        0.72        0.76       0.76
    Net realized and unrealized
        gain (loss) on investments        0.42      (0.04)          (0.57)       0.13        0.14       0.12

Total from investment operations          0.79       0.69            0.12        0.85        0.90       0.88
Less dividends from:
    Net investment income               (0.37)      (0.73)          (0.64)      (0.72)      (0.76)     (0.76)
    Return of capital                      -           -            (0.05)        -            -         -

  Change in net asset value               0.42      (0.04)          (0.57)       0.13         0.14      0.12

Net asset value, end of period      $    12.31  $   11.89       $   11.93    $  12.50     $  12.37   $ 12.23

Total return (a)                          6.77%      6.05%           1.02%       7.08%        7.56%     7.54%


Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                 6.21%(b)   6.21%           5.68%       5.81%       6.16%     6.31%
    Expenses, after expense reductions    0.99%(b)   0.99%           0.99%       1.00%       1.00%     0.95%
    Expenses, before expense reductions   1.20%(b)   1.21%           1.19%       1.22%       1.27%     1.37%

Portfolio turnover rate                   7.03%     59.46%          48.50%      41.01%      13.87%    44.35%
Net assets
at end of period (000)                $  39,267   $ 31,520   $     41,050 $     35,866    $ 31,281  $ 23,433

(a)  Sales loads are not reflected in computing total return.
(b)      Annualized.

Thornburg Limited Term Income fund

Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period $   11.87   $   11.91   $    12.47     $   12.34     $   12.20   $   12.08

Income from investment operations:
    Net investment income                 0.35        0.68        64.00          0.66          0.71        0.71
    Net realized and unrealized
        gain (loss) in investments        0.41       (0.04)      (0.56)          0.13          0.14        0.12

Total from investment operations          0.76        0.64        0.08           0.79          0.85        0.83
Less dividends from:
    Net investment income                (0.35)      (0.68)      (0.59)         (0.66)        (0.71)      (0.71)
    Return of capital                        -         -         (0.05)            -            -           -

Change in net asset value                 0.41       (0.04)      (0.56)          0.13          0.14        0.12

Net asset value, end of period       $   12.28    $  11.87    $   11.91     $   12.47     $   12.34   $   12.20

Total return (a)                          6.48%       5.62%        0.68%         6.65%         7.13%       7.12%

Ratios/Supplemental Data
Ratios to average net assets:
    Net investment income               5.79%(b)      5.81%        5.28%         5.40%         5.76%        5.91%
    Expenses, after expense reductions  1.40%(b)      1.40%        1.40%         1.40%         1.40%        1.36%
    Expenses, before expense reductions 2.20%(b)      2.26%        2.22%         2.30%         2.44%        3.20%

Portfolio turnover rate                 7.03%         59.46%      48.50%        41.10%        13.87%       44.35%

Net assets at end of period (000)  $    8,432       $  7,272   $  7,528      $   7,147     $   5,382    $   2,695


 a)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.

Thornburg Limited Term Income Fund

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period  $ 11.90      $   11.93  $   12.50      $   12.36     $   12.23   $    11.95

Income from investment operations:
    Net investment income                0.39           0.77       0.73           0.75         0.80           0.19
    Net realized and unrealized
        gain on investments              0.41          (0.03)     (0.57)          0.14         0.13           0.28

   Total from investment operations      0.80            0.74       0.16          0.89         0.93           0.47
Less dividends from:
    Net investment income               (0.39)          (0.77)     (0.68)        (0.75)       (0.80)       ( 0.19)
    Return of capital                    -                 -       (0.05)          -             -              -

Change in net asset value                 0.41          (0.03)     (0.57)         0.14         0.13         0.28

Net asset value, end of period       $   12.31      $   11.90   $   11.93      $ 12.50    $   12.36      $ 12.23


Total return (a)                          6.84%           6.46%     1.32%        7.49%        7.80%        3.97%

Ratios/Supplemental Data
 Ratios to average net assets:
    Net investment income               6.50%(b)         6.54%       5.99%       6.10%       6.44%        6.67%(b)
    Expenses, after expense reductions  0.69%(b)         0.69%       0.69%       0.69%       0.69%        0.69%(b)
    Expenses, before expense reductions 0.94%(b)         1.00%       1.01%       1.19%       1.98%        4.26%(b)

Portfolio turnover rate                  7.03%           59.46%      48.50%      41.01%      13.87%        44.35%

Net assets at end of period (000)    $  15,442        $  12,094   $   9,928  $   7,768    $   4,495   $      797

(a)  Not annualized for periods less than one year.
(b)  Annualized.

*Sales of Class I shares commenced on July 5, 1996.

Schedule of Investments
Thornburg Limited Term U.S. Government Fund
March 31, 2001
CUSIPS: Class A - 885-215-103, Class C - 885-215-830, Class I - 885-215-699
NASDAQ Symbols:  Class A - LTUSX, Class C - LTUCX (Proposed), Class I - LTUIX
(Proposed)
                                U.S. Government Agencies (73.60%)
200,000                         Federal Farm Credit Bank Consolidated MTNS, 5.35% due             $196,032
                                12/11/2008
300,000                         Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009   300,891
200,000                         Federal Farm Credit Banks Medium Term Note, 8.80% due 1/31/2002   206,874
265,000                         Federal Home Loan Bank Board, 6.55% due 3/7/2005                  277,856
100,000                         Federal Home Loan Bank Board, 6.345% due 11/1/2005                104,359
225,000                         Federal Home Loan Bank Board, 5.24% due 12/7/2005                 224,755
1,000,000                       Federal Home Loan Bank Board, 6.37% due 9/26/2007                 1,049,840
475,000                         Federal Home Loan Bank Board, 6.075% due 1/2/2008                 487,098
1,100,000                       Federal Home Loan Bank Board, 5.98% due 6/18/2008                 1,123,375
570,000                         Federal Home Loan Bank Board, 5.015% due 10/8/2008                547,291
1,465,000                       Federal Home Loan Bank Board, 5.67% due 2/26/2009                 1,461,792
3,000,000                       Federal Home Loan Bank Board, 5.70% due 3/3/2009                  3,027,660
3,000,000                       Federal Home Loan Bank Board, 5.985% due 4/9/2009                 3,058,494
200,000                         Federal Home Loan Mortgage Corporation, 6.35% due 7/17/2008       199,094
267,595                         Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due   282,856
                                11/1/2016
103,920                         Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due   108,817
                                4/1/2008
160,896                         Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due   168,241
                                5/1/2008
65,169                          Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due   67,150
                                9/1/2004
15,928                          Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due   15,985
                                10/1/2001
69,143                          Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due   70,174
                                4/1/2002
75,475                          Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75%      82,202
                                due 4/1/2010
125,484                         Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due   130,813
                                10/1/2014
123,547                         Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due   129,609
                                1/1/2010
637,453                         Federal Home Loan Mortgage Corporation, Pool# 273822, 8.50% due   666,553
                                4/1/2009
305,239                         Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due   318,953
                                5/1/2017
75,437                          Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due   80,851
                                1/1/2017
72,830                          Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25%      79,692
                                due 8/1/2017
151,842                         Federal Home Loan Mortgage Corporation, Pool# 770297, 7.25%       151,000
                                (adjustable rate) due 6/1/2018
397,772                         Federal Home Loan Mortgage Corporation, Pool# C90041, 6.50% due   401,917
                                11/1/2013
148,472                         Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due   156,638
                                4/1/2017
77,756                          Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due   82,256
                                9/1/2017
459,182                         Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due   475,088
                                7/1/2007
318,733                         Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due   324,410
                                7/1/2008
463,097                         Federal Home Loan Mortgage Corporation, Pool# E61778, 6.50% due   471,062
                                4/1/2008
182,390                         Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due   185,959
                                5/1/2008
1,198,034                       Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due   1,207,498
                                1/1/2003
1,000,000                       Federal Home Loan Mortgage Corporation CMO Series 1464 Class G,   1,028,750
                                7.25% due 12/15/2021
314,927                         Federal Home Loan Mortgage Corporation CMO Series 1586 Class      311,186
                                FA, 4.25% (adjustable rate) due 8/15/2007
428,106                         Federal National Mortgage Association, Pool# 008307, 8.00% due    442,893
                                5/1/2008
70,685                          Federal National Mortgage Association, Pool# 019535, 10.25% due   75,597
                                7/1/2008
482,224                         Federal National Mortgage Association, Pool# 033356, 9.25% due    510,646
                                8/1/2016
97,909                          Federal National Mortgage Association, Pool# 040526, 9.25% due    104,064
                                1/1/2017
475,782                         Federal National Mortgage Association, Pool# 044003, 8.00% due    494,613
                                6/1/2017
361,226                         Federal National Mortgage Association, Pool# 050811, 7.50% due    369,928
                                12/1/2012
78,096                          Federal National Mortgage Association, Pool# 058816, 9.25% due    79,160
                                12/1/2002
62,428                          Federal National Mortgage Association, Pool# 063791, 8.25% due    63,442
                                7/1/2002
211,319                         Federal National Mortgage Association, Pool# 064011, 9.25% due    216,109
                                7/1/2003
1,666,667                       Federal National Mortgage Association, Pool# 073040, 7.625% due   1,663,048
                                9/1/2001
176,591                         Federal National Mortgage Association, Pool# 076388, 9.25% due    188,027
                                9/1/2018
91,080                          Federal National Mortgage Association, Pool# 077725, 9.75% due    96,949
                                10/1/2018
1,221,284                       Federal National Mortgage Association, Pool# 100286, 7.50% due    1,254,869
                                8/1/2009
112,508                         Federal National Mortgage Association, Pool# 112067, 9.50% due    119,905
                                10/1/2016
511,144                         Federal National Mortgage Association, Pool# 156156, 8.50% due    540,933
                                4/1/2021
390,938                         Federal National Mortgage Association, Pool# 190555, 7.00% due    397,658
                                1/1/2014
342,858                         Federal National Mortgage Association, Pool# 190703, 7.00% due    352,177
                                3/1/2009
775,748                         Federal National Mortgage Association, Pool# 190836, 7.00% due    796,833
                                6/1/2009
578,226                         Federal National Mortgage Association, Pool# 250387, 7.00% due    592,861
                                11/1/2010
460,985                         Federal National Mortgage Association, Pool# 250481, 6.50% due    460,911
                                11/1/2015
398,722                         Federal National Mortgage Association, Pool# 251258, 7.00% due    409,231
                                9/1/2007
1,711,752                       Federal National Mortgage Association, Pool# 252648, 6.50% due    1,706,925
                                5/1/2022
957,395                         Federal National Mortgage Association, Pool# 252787, 7.00% due    971,756
                                8/1/2006
679,189                         Federal National Mortgage Association, Pool# 303383, 7.00% due    698,077
                                12/1/2009
554,051                         Federal National Mortgage Association, Pool# 312663, 7.50% due    571,537
                                6/1/2010
1,083,524                       Federal National Mortgage Association, Pool# 323706, 7.00% due    1,113,657
                                2/1/2009
724,665                         Federal National Mortgage Association, Pool# 334996, 7.00% due    743,006
                                2/1/2011
1,290,655                       Federal National Mortgage Association, Pool# 342947, 7.25% due    1,319,088
                                4/1/2024
249,670                         Federal National Mortgage Association, Pool# 345775, 8.50% due    264,765
                                12/1/2024
395,428                         Federal National Mortgage Association, Pool# 373942, 6.50% due    402,348
                                12/1/2008
1,936,439                       Federal National Mortgage Association, Pool# 380488, 6.10% due    1,962,396
                                7/1/2008
2,915,538                       Federal National Mortgage Association, Pool# 380633, 6.18% due    2,966,449
                                9/1/2008
1,802,492                       Federal National Mortgage Association, Pool# 381146, 6.04% due    1,818,940
                                1/1/2009
273,109                         Federal National Mortgage Association, Pool# 382321, 7.60% due    283,009
                                4/1/2010
920,302                         Federal National Mortgage Association, Pool# 382450, 7.86% due    1,028,437
                                6/1/2010
1,383,503                       Federal National Mortgage Association, Pool# 382616, 7.40% due    1,505,424
                                8/1/2010
1,096,477                       Federal National Mortgage Association, Pool# 382709, 7.40% due    1,178,370
                                8/1/2008
598,294                         Federal National Mortgage Association, Pool# 382712, 7.15% due    628,396
                                6/1/2004
349,319                         Federal National Mortgage Association, Pool# 382926, 6.878% due   378,138
                                12/1/2010
293,028                         Federal National Mortgage Association, Pool# 400569, 6.00% due    294,675
                                4/1/2009
805,664                         Federal National Mortgage Association, Pool# 406384, 8.25% due    845,690
                                12/1/2024
391,000                         Federal National Mortgage Association Benchmark Note, 5.125%      394,054
                                due 2/13/2004
71,897                          Federal National Mortgage Association CMO Series 1991-134 Class   71,605
                                KE, 7.00% due 5/25/2008
83,176                          Federal National Mortgage Association CMO Series 1992-135 Class   84,605
                                J, 7.50% due 2/25/2021
1,150,000                       Federal National Mortgage Association CMO Series 1992-145 Class   1,163,294
                                L, 7.50% due 1/25/2006
850,000                         Federal National Mortgage Association CMO Series 1992-22 Class    877,889
                                HC, 7.00% due 3/25/2007
750,000                         Federal National Mortgage Association CMO Series 1993-101 Class   770,625
                                PJ, 7.00% due 6/25/2008
1,000,000                       Federal National Mortgage Association CMO Series 1993-112 Class   1,034,370
                                EC, 7.00% due 1/25/2011
566,909                         Federal National Mortgage Association CMO Series 1993-12 Class    566,727
                                EC, 7.50% due 9/25/2001
978,000                         Federal National Mortgage Association CMO Series 1993-32 Class    957,521
                                H, 6.00% due 3/25/2023
1,500,000                       Federal National Mortgage Association CMO Series 1993-35 Class    1,530,465
                                G, 6.50% due 11/25/2006
531,283                         Federal National Mortgage Association CMO Series 1994-36 Class    546,887
                                UA, 7.00% due 8/25/2023
3,628,000                       Federal National Mortgage Association DUS TBA Pool, 6.235% due    3,630,267
                                3/15/2006
457,590                         Government National Mortgage Association, Pool# 000623, 8.00%     473,336
                                due 9/20/2016
447,599                         Government National Mortgage Association, Pool# 016944, 7.50%     463,954
                                due 5/15/2007
131,293                         Government National Mortgage Association, Pool# 296697, 9.50%     137,537
                                due 10/15/2005
196,882                         Government National Mortgage Association, Pool# 306636, 8.25%     204,482
                                due 12/15/2006
1,228,132                       Government National Mortgage Association, Pool# 313403, 6.80%     1,239,934
                                due 5/20/2023
1,485,128                       Government National Mortgage Association, Pool# 357090, 6.80%     1,495,898
                                due 4/20/2025
223,181                         Government National Mortgage Association, Pool# 362865, 8.00%     228,202
                                due 7/15/2003
944,710                         Government National Mortgage Association, Pool# 369693, 7.00%     975,110
                                due 1/15/2009
483,129                         Government National Mortgage Association, Pool# 409921, 7.50%     501,695
                                due 8/15/2010
308,339                         Government National Mortgage Association, Pool# 410240, 7.00%     318,360
                                due 12/15/2010
440,594                         Government National Mortgage Association, Pool# 410271, 7.50%     457,526
                                due 8/15/2010
447,536                         Government National Mortgage Association, Pool# 410846, 7.00%     462,081
                                due 12/15/2010
443,229                         Government National Mortgage Association, Pool# 430150, 7.25%     452,785
                                due 12/15/2026
1,124,566                       Government National Mortgage Association, Pool# 447040, 7.75%     1,157,594
                                due 5/15/2027
670,647                         Government National Mortgage Association, Pool# 453928, 7.00%     681,337
                                due 7/15/2017
249,458                         Government National Mortgage Association, Pool# 780063, 7.00%     257,485
                                due 9/15/2008
892,971                         Government National Mortgage Association, Pool# 780448, 6.50%     914,456
                                due 8/15/2011
2,000,000                       Private Export Funding Corporation Secured Note Series M, 5.34%   2,008,154
                                due 3/15/2006
2,366,141                       United States Government General Services, 7.62% due 9/15/2010    2,496,278

                                Total U.S. Government Agencies (Cost $73,351,097)                 75,728,521

                                United States Treasury (26.40%)
3,000,000                       United States Treasury Notes, 7.50% due 11/15/2001                3,058,590
600,000                         United States Treasury Notes, 6.25% due 2/15/2003                 621,282
1,500,000                       United States Treasury Notes, 5.75% due 8/15/2003                 1,548,510
7,750,000                       United States Treasury Notes, 7.25% due 5/15/2004                 8,368,760
3,700,000                       United States Treasury Notes, 7.25% due 8/15/2004                 4,016,202
1,900,000                       United States Treasury Notes, 6.50% due 5/15/2005                 2,036,553
4,000,000                       United States Treasury Notes, 5.75% due 11/15/2005                4,196,840
2,000,000                       United States Treasury Notes, 7.00% due 7/15/2006                 2,216,240
1,000,000                       United States Treasury Notes, 6.00% due 8/15/2009                 1,069,370

                                Total United States Treasury (Cost $26,116,399)                   27,132,347

                                TOTAL INVESTMENTS  (100%) (Cost $99,467,496)                      $ 102,860,868

See notes to financial statements.

Thornburg Limited Term Income Fund

Schedule of Investments

March 31, 2001
CUSIPS: Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX (Proposed), Class I - THIIX
(Proposed)




U.S. TREASURY SECURITIES -
6.60%
750,000                         United States Treasury Notes, 8.00% due            Aaa/AAA          752,813
                                5/15/2001
500,000                         United States Treasury Notes, 6.375% due           Aaa/AAA          514,530
                                8/15/2002
1,500,000                       United States Treasury Notes, 5.75% due            Aaa/AAA          1,582,020
                                8/15/2010
100,000                         United States Treasury Notes, 6.25% due            Aaa/AAA          103,547
                                2/15/2003
1,100,000                       United States Treasury Notes, 6.50% due            Aaa/AAA          1,179,057
                                5/15/2005





                                Total U.S. Treasury Securities                                     4,131,967

U. S. GOVERNMENT AGENCIES -
6.80%

85,000                          Federal Home Loan Bank Board, 5.985% due           Aaa/NA           $86,249
                                4/9/2009
200,000                         Federal Farm Credit Bank Consolidated, 5.96% due   Aaa/AAA          204,000
                                6/16/2008
100,000                         Federal Home Loan Bank Board, 5.64% due            Aaa/NA           100,062
                                4/30/2004
75,000                          Federal Home Loan Bank Board Consolidated Bond,    Aaa/NA           73,558
                                5.365% due 12/11/2008
50,000                          Federal Home Loan Banks Consolidated Bond, 6.00%   Aaa/NA           51,727
                                due 8/25/2005
75,000                          Federal Home Loan Banks Preassign 885, 5.785%      Aaa/NA           75,727
                                due 4/14/2008
200,000                         Federal Home Loan Mortgage Corp., 5.038% due       Aaa/NA           192,282
                                10/14/2008
13,795                          Federal Home Loan Mortgage Corp., Pool# 214180,    Aaa/AAA          14,172
                                9.75% due 11/1/2001
94,461                          Federal Home Loan Mortgage Corp., Pool# 850082,    Aaa/AAA          97,409
                                9.00% due 10/1/2005
300,000                         Federal Home Loan Mortgage Corp. Consolidated      Aaa/NA           303,798
                                Bond, 5.835% due 7/15/2008
250,000                         Federal Home Loan Mortgage Corp. Consolidated      Aaa/NA           241,092
                                Bond, 5.085% due 10/7/2008
369,474                         Federal National Mortgage Association, Pool#       Aaa/AAA          370,253
                                020155, 7.491% due 8/1/2014
105,153                         Federal National Mortgage Association, Pool#       Aaa/AAA          109,030
                                297033, 8.00% due 12/1/2009
597,023                         Federal National Mortgage Association, Pool#       Aaa/AAA          627,620
                                382398, 8.00% due 5/1/2011
600,000                         Federal National Mortgage Association CMO Series   Aaa/AAA          621,186
                                G94-7 B, 7.50% due 5/17/2024
969,427                         Government National Mortgage Association, Pool#    Aaa/AAA          1,016,076
                                003007, 8.50% due 11/20/2015
45,685                          Government National Mortgage Association, Pool#    Aaa/AAA          45,942
                                827148, 7.375% due 2/20/2024

                                Total U. S. Government Agencies                                     4,230,183

MORTGAGE BACKED SECURITIES -
0.30%
199,715                         GE Capital Mortgage Services Series 92-13 G2,      Aaa/AAA          200,743
                                7.00% due 1/1/2008

                                Total Mortgage Backed Securities                                    200,743

CORPORATE BONDS - 47.00%
BANKS
400,000                         Capital One Bank Medium Term Senior Tranche        Baa2/BBB-        367,224
                                Trust 00101, 6.70% due 5/15/2008
700,000                         HSBC USA Inc., 8.375% due 2/15/2007                A2/A             776,049
500,000                         Keycorp, 8.00% due 7/1/2004                        A2/BBB+          530,909
1,000,000                       Mercantile Bancorp, 7.30% due 6/15/2007            A2/A-            1,051,097
500,000                         Northern Trust Company Bank Medium Term Note,      A1/A+            499,798
                                6.25% due 6/2/2008
95,000                          PNC Funding Corp., 6.875% due 7/15/2007            A3/BBB+          98,640
385,000                         US Bank Minnesota, 5.625% due 11/30/2005           Aa3/A+           375,487
400,000                         US Bank Minnesota, 6.30% due 7/15/2008             A1/A             396,896

                                                                                                    4,096,100
COMPUTERS & BUSINESS EQUIPMENT
275,000                         Computer Associates International Inc., 6.25%      Baa1/BBB+        271,849
                                due 4/15/2003
300,000                         Computer Sciences Corporation, 6.25% due           A2/A             286,934
                                3/15/2009
900,000                         Oracle Corp., 6.72% due 2/15/2004                  A3/A-            910,930
1,250,000                       Sun Microsystems Inc., 7.50% due 8/15/2006         Baa1/BBB+        1,297,909

                                                                                                    2,767,622
ENERGY
150,000                         Ashland Incorporated Tranche Trust 00033, 7.83%    Baa2/BBB         158,452
                                due 8/15/2005
500,000                         Chevron Phillips Chemical Company Note 144A,       Baa1/BBB+        497,217
                                7.00% due 3/15/2011
250,000                         Fina Oil & Chemical, 6.875% due 7/15/2001          Aa2/NR           251,327
90,000                          Northwest Pipeline Corp., 6.625% due 12/1/2007     Baa1/BBB         90,840
250,000                         Phillips Petroleum Company, 8.75% due 5/25/2010    Baa2/BBB         289,824

                                                                                                    1,287,660
FINANCIAL SERVICES
400,000                         General Electric Capital Corporation Medium Term   Aaa/AAA          442,327
                                Note Tranche Trust 00443, 7.375% due 1/19/2010

FOOD & BEVERAGES
200,000                         Coca Cola Company, 5.75% due 3/15/2011             Aa3/A+           198,003
125,000                         Grand Metropolitan Investment Corp., 0% due        A1/A+            107,455
                                1/6/2004
1,000,000                       Kellogg Company Note 144A, 6.60% due 4/1/2011      Baa2/BBB         1,000,359
400,000                         Wendys International Incorporated, 6.35% due       Baa1/BBB+        408,009
                                12/15/2005

                                                                                                    1,713,826
INDUSTRIALS
100,000                         A T & T Canada Inc., 7.65% due 9/15/2006           Baa3/BBB         99,070
100,000                         Cooper Industrial  Inc. Tranche Trust 00050,       A2/A-            99,733
                                5.88% due 2/20/2003
600,000                         Gatx Capital Corporation, 6.875% due 11/1/2004     Baa2/BBB+        601,239
900,000                         Goodyear Tire & Rubber, 8.50% due 3/15/2007        Baa3/BBB         907,801
1,000,000                       Pentair Inc., 7.85% due 10/15/2009                 Baa2/BBB         936,760
716,246                         US Air Inc., 7.50% due 4/15/2008                   Baa1/A           701,685
275,000                         Valassis Communications, 9.55% due 12/1/2003       Baa3/BBB-        301,201
1,400,000                       Valassis Communications, 6.625% due 1/15/2009      Baa3/BBB-        1,375,751
75,000                          Waste Management Inc., 7.70% due 10/1/2002         Ba1/BBB          76,308
500,000                         Waste Management Inc., 6.875% due 5/15/2009        Ba1/BBB          489,494
260,000                         WMX Technologies Inc., 7.00% due 5/15/2005         Ba1/BBB          262,940

                                                                                                    5,851,982
INSURANCE
855,000                         Manufacturers Life Insurance Company, 7.875% due   A1/AA-           905,573
                                4/15/2005
800,000                         Old Republic International Corporation             Aa3/A+           846,245
                                Debenture, 7.00% due 6/15/2007
800,000                         USF & G Corp., 7.125% due 6/1/2005                 A1/A+            826,646

                                                                                                    2,578,464
REAL ESTATE INVESTMENT TRUSTS
155,000                         Avalon Bay Communities, 6.625% due 1/15/2005       Baa1/BBB+        156,964
315,000                         Bay Apartment Communities Senior Note, 6.50% due   Baa1/BBB+        317,836
                                1/15/2005
720,000                         Colonial Reality Limited Partnership, 8.82% due    Baa3/BBB-        765,873
                                2/7/2005
380,000                         Colonial Reality Limited Partnership, 6.98% due    Baa3/BBB-        375,784
                                9/26/2005
1,000,000                       Prologis Trust, 7.10% due 4/15/2008                Baa1/BBB+        1,011,403

                                                                                                    2,627,860
RENTAL AUTOMOTIVE EQUIPMENT
100,000                         Hertz Corp., 7.00% due 7/15/2003                   Baa2/BBB+        102,833

RETAIL
150,000                         Dillard Inc., 7.375% due 6/1/2006                  Baa3/BBB-        138,773
1,400,000                       Duty Free International Inc., 7.00% due            Baa2/AA-         1,436,554
                                1/15/2004

                                                                                                    1,575,327
TELECOMMUNICATION SERVICES
150,000                         Metronet Communications Corp., 10.625% due         Baa3/BBB         166,371
                                11/1/2008
975,000                         US West Communications Inc., 7.20% due 11/1/2004   A2/BBB+          1,003,669

                                                                                                    1,170,040
MEDIA - ENTERTAINMENT
200,000                         Time Warner Incorporated, 8.05% due 1/15/2016      Baa1/BBB+        222,193
125,000                         Tribune Company, 6.875% due 11/1/2006              A2/NR            128,482

                                                                                                    350,675
UTILITIES
200,000                         Northern Illinois Gas Company, 5.75% due           Aa1/AA           203,292
                                6/1/2003
100,000                         Pennsylvania Power & Light Company, 7.75% due      Aaa/AAA          102,789
                                5/1/2002
210,000                         Pennsylvania Power and Light Company, 6.55% due    Aaa/AAA          214,893
                                3/1/2006
175,000                         Philadelphia Electric Company, 6.625% due          Aaa/AAA          179,158
                                3/1/2003 (Insured: MBIA)
500,000                         PSI Energy Inc., 7.85% due 10/15/2007              Baa1/BBB+        515,010
70,000                          Public Service Electric & Gas Company, 6.875%      Aaa/AAA          71,785
                                due 1/1/2003
275,000                         Public Service Electric & Gas Company, 6.75% due   Aaa/AAA          284,677
                                3/1/2006
50,000                          Virginia Electric & Power Company First            Aaa/AAA          53,284
                                Refunding Mortgage, 8.00% due 3/1/2004

                                                                                                    1,624,888
YANKEE
2,150,000                       Dao Heng Bank Group, 7.75% due 1/24/2007           Baa1/BBB         2,249,446
715,000                         National Westminster Bank, 7.375% due 10/1/2009    Aa3/A+           763,898

                                                                                                    3,013,344

                                Total Corporate Bonds                                               29,202,948

TAXABLE MUNICIPAL BONDS -
30.80%
1,500,000                       Austin Texas General Obligation, 6.90% due         Aa2/AA+          1,526,700
                                3/1/2002
130,000                         Baltimore Economic Development Authority, 8.50%    A3/BBB+          133,332
                                due 8/1/2002  (Arcade LP Project)
1,750,000                       Capital Projects Finance Authority Florida         NR/NR            1,774,938
                                Revenue Series B, 8.00% due 12/1/2001
1,025,000                       Connecticut State Development Authority, 8.55%     NR/NR            1,125,419
                                due 8/15/2005
900,000                         Denver City and County Special Facilities          Aaa/AAA          965,943
                                Taxable Refunding & Improvement Series B, 7.15%
                                due 1/1/2008
500,000                         Duke University Revenue, 6.19% due 6/1/2004        Aa3/AA           513,515
                                (Duke University Hospital Project A)
115,000                         Duquesne Pennsylvania General Obligation, 6.75%    Aaa/AAA          116,625
                                due 12/15/2001 (Insured: MBIA)
125,000                         Duquesne Pennsylvania General Obligation, 6.75%    Aaa/AAA          128,651
                                due 12/15/2002 (Insured: MBIA)
130,000                         Duquesne Pennsylvania General Obligation, 6.95%    Aaa/AAA          136,234
                                due 12/15/2003 (Insured: MBIA)
155,000                         Fairfax County Virginia Redevelopment and          Aaa*/AAA*        158,715
                                Housing Series A, 7.72% due 8/1/2009
320,000                         Georgia Municipal Electric Authority Power         A3/A             332,499
                                Revenue Taxable Series One, 7.00% due 1/1/2006
845,000                         Idaho Housing Multi Family Housing Revenue         A/NR             914,670
                                Series 94-B, 8.15% due 7/1/2004
105,000                         Illinois Housing Development Authority Taxable     A1/A+            109,773
                                Multi Family Pg Series 2, 7.85% due 3/1/2005
405,000                         King County Washington General Obligation, 7.55%   Aa1/AA+          438,737
                                due 12/1/2005
1,000,000                       Los Angeles County Pension Obligation, 8.30% due   Aaa/AAA          1,039,510
                                6/30/2002 (Insured: FSA)
390,000                         Louisiana Public Facilities Authority Revenue      Aaa/NR           391,104
                                Taxable Single Family Mortgage Series, 7.05% due
                                8/1/2017
2,215,000                       Maricopa County Arizona Industrial Development,    Baa3/NR          2,363,870
                                9.00% due 7/1/2006
635,000                         Maryland State Economic Development Corp., 7.25%   NR/NR            656,139
                                due 6/1/2008 (Maryland Tech Development Center
                                Project)
240,000                         Mckeesport Pennsylvania Taxable Series B, 6.60%    Aaa/AAA          251,021
                                due 3/1/2006
170,000                         Miami Beach Housing Authority Revenue, 6.75% due   A3/NR            172,239
                                3/1/2003
155,000                         New Jersey Economic Development Authority Series   Aa3/AA           158,174
                                B, 7.10% due 9/15/2002
1,245,000                       New Orleans Home Mortgage Authority Single         Aaa/AAA          339,574
                                Family Mortgage Revenue Refunding Series 1994-A,
                                0% due 10/1/2015 (Insured: MBIA)
100,000                         New York Taxable Prerefunded Series D, 10.00%      Aaa/A            104,660
                                due 8/1/2005
960,000                         Pennsylvania Housing Finance Agency, 8.40% due     Aa2/AA+          973,670
                                4/1/2010
250,000                         Pontiac Michigan Stadium Building Authority        Aaa/AAA          254,048
                                Revenue Taxable, 10.00% due 6/1/2004
320,000                         Richmond Virginia Metropolitan Authority           Aaa/AAA          331,078
                                Expressway Revenue Taxable Refunding Series C,
                                7.80% due 7/15/2002
150,000                         Syracuse New York Industrial Development Agency    Aaa*/AAA*        153,596
                                Series A, 7.72% due 8/1/2009
225,000                         Utica New York Urban Renewal Agency Series A,      Aaa*/AAA*        230,339
                                7.65% due 8/1/2008
1,000,000                       Victor New York Taxable Tax Increment, 9.20% due   NR/NR            965,370
                                5/1/2014
505,000                         Virginia Housing Development Authority Taxable     Aa1/AA+          542,193
                                Rental Housing Series I, 7.30% due 2/1/2008
250,000                         Virginia Housing Development Multi Family          Aa1/AA+          261,305
                                Taxable Series A, 7.125% due 11/1/2003
1,500,000                       West Valley City Utah Municipal Building Lease     Aa2/NR           1,600,185
                                Refunding Taxable, 7.67% due 5/1/2006

                                Total Taxable Municipal Bonds                                       19,163,826

FOREIGN SECURITIES - 3.50%
2,000,000                       British Columbia Province, 9.00% due 6/21/2004     Aa2/AA-          1,412,136
                                (Canadian Dollars)
745,000                         Manitoba Province Canada, 6.125% due 1/19/2004     Aa3/AA-          760,297

                                Total Foreign Securities                                            2,172,433

COMMERCIAL PAPER - 5.00%
400,000                         Citicorp Inc., 5.00% due 4/2/2001                  A1/P1            399,945
600,000                         Citicorp Inc., 5.00% due 4/6/2001                  A1/P1            599,583
2,100,000                       American General Finance, 5.02% due 4/2/2001       A1/P1            2,099,707


                                Total Commercial Paper                                              3,099,235


                                TOTAL INVESTMENTS  (100%) (Cost $59,810,316)                     $ 62,201,335




*Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar.
+Credit ratings are unaudited.
See notes to financial statements.